Marketable Securities	6 Months Ended
Jun. 30, 2013
Marketable securities [Abstract]
Marketable securities

3.Marketable Securities

In March 2011, the Company placed $2,500 in highly liquid, low risk marketable securities which are considered to be available-for-sale for reporting purposes. In December 2012, the Company sold $1,098 of these marketable securities realizing a gain of $95 which was reclassified from Accumulated other comprehensive income/(loss) to the Statement of Operations. The fair value of these marketable securities as of June 30, 2013 was $1,609, and the change in fair value during the six months ended June 30, 2013, amounting to $55 (negative) is included in Accumulated other comprehensive loss. In July 2013, the Company sold the remaining marketable securities realizing a gain of $89.